TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) individual	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 6,069,144	£ 4,879,413	£ 4,733,761
Performance-related payments	5,060,084	2,871,476	1,002,607
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,201,186	516,442	222,538
Total remuneration	12,330,414	8,267,331	5,958,906
Short-term employee benefits	24,409,887	21,742,485	18,449,360
Post-employment benefits	1,123,802	868,368	858,437
Compensation for loss of office	3,000	0	0
Total compensation	25,536,689	22,610,853	19,307,797
Employer contribution to defined benefit scheme	£ 292,540	122,915
Number key management persons who receives termination benefit | individual	1
Key management personnel compensation, past directors payment	£ 0	0
Key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 3,000	0	0
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office		£ 0	£ 0